Cover Page	3 Months Ended
Mar. 31, 2022
Document Information [Line Items]
Document Type	S-1
Entity Registrant Name	CLARUS THERAPEUTICS HOLDINGS, INC.
Amendment Flag	false
Entity Central Index Key	0001817944
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	DE